Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Financial Assets in Respect of Which the Company is Exposed to Credit Risks	The following is a breakdown of the financial assets in respect of which the Company is exposed to credit risks:
	As of December 31,
	2025	2024
Cash and cash equivalents	14,144	13,298
Restricted deposits	216	216
Other current assets	135	225
Trade receivables, net	1,638	2,425
Total	16,133	16,164

Schedule of Financial Instruments	A summary of financial instruments broken down by group:
	As of December 31,
	2025	2024

Financial assets measured at depreciated cost
Cash and cash equivalents	14,144	13,298
Trade receivables, net	1,638	2,425
Other current assets	135	225
Restricted deposits	216	216
	16,133	16,164
Financial liabilities measured at depreciated cost
Leasing liability (including current maturity)	673	1,075
Trade payables	606	1,826
Other current liabilities	2,742	2,991
Liability in respect of government grants (including current maturity)	175	960
Promissory notes, net	4,484	3,601
	8,680	10,453

Financial liabilities measured at fair value
Promissory notes, net (*)	-	2,735
Derivative warrants liability (See D below)	-	-

(*)	The amounts relates to the Third Promissory Note – see note 13C(3)